Fair value measurement	12 Months Ended
Mar. 31, 2023
Fair value measurement

7. Fair value measurement

Set out below is a comparison by class of the carrying amounts and fair value of the Group’s financial instruments that are carried in the financial statements.

Fair values

The management assessed that the fair values of trade receivables, cash and cash equivalent, term deposits, trade payables, borrowings and other liabilities approximates their carrying amounts largely due to the short-term maturities of these instruments.

	Carrying value		Fair value
	As at March 31,	As at March 31,	As at March 31,	As at March 31,
	2022	2023	2022	2023
Financial assets
Assets carried at amortized cost
Trade and other receivables	1,934,713	3,061,209	1,934,713	3,061,209
Cash and cash equivalents	800,282	503,601	800,282	503,601
Term deposits	568,264	587,375	568,264	587,375
Other financial assets	120,385	122,312	120,385	122,312
Total	3,423,644	4,274,497	3,423,644	4,274,497

Financial liabilities
Liabilities carried at fair value
Share warrants*	-	-	-	-
Total	-	-	-	-

Liabilities carried at amortized cost
Trade and other payables	2,437,317	2,176,353	2,437,317	2,176,353
Borrowings	358,580	2,396,494	358,580	2,396,494
Other liabilities	566,901	514,562	566,901	514,562
Total	3,362,798	5,087,409	3,362,798	5,087,409

* The fair value of these warrant are INR Nil, refer to Note 36.

Fair value hierarchy

The table below analysis financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

● Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

● Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

● Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	-	568,264	-	568,264
Other financial assets	-	120,385	-	120,385
Total assets	-	688,649	-	688,649
Liabilities carried at fair value
Warrants**	-	-	-	-
Liabilities carried at amortized cost
Borrowings	-	358,550	-	358,580
Other liabilities	-	308,702	-	308,702
Total Liabilities	-	667,282	-	667,282

	March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	-	587,375	-	587,375
Other financial assets	-	122,312	-	122,312
Total assets	-	709,687	-	709,687

Liabilities carried at fair value
Warrants**	-	-	-	-
Liabilities carried at amortized cost
Borrowings	-	2,396,493	-	2,396,493
Other liabilities	-	353,155	-	353,155
Total Liabilities	-	2,749,648	-	2,749,648

** The fair value of these warrant are INR Nil, refer to Note 36.

There were no transfers between Level 1, Level 2 and Level 3 during the year.

Valuation Techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring fair values at March 31, 2022 and March 31, 2023 as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
A. Financial Instruments measured at fair value:
Warrants	Black- Scholes model: The valuation model considers the share price on measurement date, expected term of the instrument, risk free rate (based on government bonds), expected volatility and expected dividend rate.	Expected term : 0.16 years (PY: 0.66 years) Risk free rate : 4.72% (PY 1.11%)	The estimated fair value would increase (decrease) if : • the expected term were higher (lower) • the risk free rate were higher (lower)

Quoted Warrants	Fair market value	-	-

B. Financial Instruments for which fair value is disclosed:

Borrowings	Discounted cash flows	Prevailing interest rate in market, future payouts.	-

Term deposits	Discounted cash flows	Prevailing interest rate to discount future cash flows	-

Other financial assets	Discounted cash flows	Prevailing interest rate to discount future cash flows	-

Other liabilities	Discounted cash flows	Prevailing interest rate to discount future cash flows	-

Below is reconciliation of fair value measurements categorized within level 1 & level 3 of the fair value hierarchy

	April 1, 2021	Charge to profit or loss	Effects of movements in foreign exchange rates	March 31, 2022	Charge to profit or loss	Effects of movements in foreign exchange rates	March 31, 2023
Macquarie Corporate Holdings Pty Limited - Ordinary Warrants ( refer note 36)	436	(444)	8	-	-	-	-
Quoted Warrants*	31,955	(32,312)	357	-	-	-	-
Total	32,391	(32,756)	365	-	-	-	-

*	On December 16, 2021, at 5:00 p.m., New York time, outstanding warrants (the “Warrants”) to purchase an aggregate of 17,337,500 Ordinary Shares expired.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)